Tax Receivables and Tax Payables (Tables)	12 Months Ended
Dec. 31, 2025
Tax Receivables And Tax Payables [Abstract]
Summary of Breakdown of Tax Receivables and Tax Payables	The breakdown in the account is as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Tax receivables	14,586	17,440
Tax payables	(22,426)	(25,431)